Leases	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Leases

21.	Leases

In the normal course of its business, the Group leases property and vehicles. The Group’s maintains its lease of its Irish office and entered into a lease of its Spanish office (BrightHy). The majority of the lease liability arises from leases held through the Group’s subsidiaries, QIND, and Al Shola. These leases pertain to vehicles.

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Information about leases for which the Group is a lessee is presented below.

i.	Right-of-use assets

Right-of-use assets related to leased properties, vehicles and land are presented as property, plant and equipment.

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2024	56	6,827	498	2,888	10,269
Additions right-of-use assets	27	-	193	-	221
Revaluation of ROU assets		455	-	-	455
Disposal of ROU assets	(57)	(6,593)	(358)	(2,802)	(9,810)
Depreciation charge for the period	(26)	(616)	(146)	(86)	(873)
December 31, 2024	0	74	187	0	261

Additions right-of-use assets	-	149	221	-	365
Revaluation of ROU assets	-	-	-	-	-
Disposal of ROU assets	-	(66)	-	-	(66)
Depreciation charge for the period	-	(31)	(91)	-	(123)
December 31, 2025	-	126	317	-	442

ii.	Amounts recognized in the Consolidated statement of profit or loss and other comprehensive income.

	2025	2024	2023
	€’000	€’000	€’000
Interest on lease liabilities	21	445	530
Expenses relating to short-term leases	3	3	161
Depreciation of Right of Use assets	123	874	950

iii.	Amounts recognized in statement of cash flows.

	2025	2024	2023
	€’000	€’000	€’000
Total cash outflow for leases	184	752	1,291

iv.	Lease liabilities.

Lease liabilities are payable as follows:

	Future minimum lease payments 2025	Interest 2025	Present value of minimum lease payments 2025
	€’000	€’000	€’000
Less than one year	195	25	159
Between two and five years	302	21	281
More than five years	-	-	-
	497	46	440

	2025	2024
	€’000	€’000
Balance at 1 January	273	10,785
Payments	(140)	(768)
New leases	376	289
Revaluations	-	455
Disposals	(68)	(10,471)
Interest expense	21	445
Interest paid	(21)	(462)
Balance at 31 December	440	273

	2025	2024
	€’000	€’000
Non-current
Lease liability	281	156

Current
Lease liability	158	117
Balance at period end	440	273

The Group discounted its remaining lease payments for the calculation of the lease liability using an incremental borrowing rate ranging between 3% and 6% at a Fusion Fuel level. Lease liabilities within the Groups subsidiaries QIND and Al Shola were discounted using an incremental borrowing rate of 8%.